Acquisitions, Development and Divestitures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Components of Discontinued Operations

Following are the components of Discontinued Operations in the Statements of Income for the years ended December 31.

	2014	2013	2012
PPL Energy Supply
Operating revenues	$117	$139	$154
Gain on the sale (pre-tax)	306
Interest expense (a)	9	12	10
Income (loss) before income taxes	332	49	73
Income (Loss) from Discontinued Operations	223	32	46

(a)	Represents allocated interest expense based upon the discontinued operations share of the net assets of PPL Energy Supply.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary allocation of the purchase price to the fair values of the major classes of assets and liabilities of RJS, all of which represent non-cash activity excluded from the Statement of Cash Flows for the nine months ended September 30, 2015.

Current assets (a)	$164
Assets of discontinued operations (b)	375
PP&E	1,777
Other intangibles (c)	46
Current liabilities	(259)
Liabilities of discontinued operations	(5)
Long-term debt	(1,244)
Deferred income taxes	(266)
Other noncurrent liabilities (d)	(80)

Net identifiable assets acquired	508
Goodwill (e)	394

Net assets acquired	$902

(a)	Includes gross contractual amount of the accounts receivable acquired of $41 million, which approximates fair value.
(b)	See note 12 for information on impairment charges recorded during the third quarter of 2015 related to the Sapphire portfolio
(c)	Includes $28 million for a pipeline lease that will be amortized over a 14 year period, and $17 million for an ash site permit that has an amortization period of 10 years.
(d)	Includes $33 million for “out-of-the-money” coal contracts that will be amortized over the contract term as the coal is consumed.
(e)	The preliminary allocation above is as of the acquisition date of June 1, 2015. As further discussed in Note 14, goodwill was fully impaired at September 30, 2015 which included the goodwill recognized in the acquisition of RJS Power.

Pro Forma Information

Actual operating revenues and net income of RJS, since the June 1 acquisition, included in Talen Energy Supply’s results for the period ended September 30, 2015 were:

	Nine Months
	Operating Revenues	Net Income (a)
RJS actual for 2015	$339	$48

(a)	Includes the operating results of the Sapphire portfolio, which is classified as discontinued operations. Excludes the impact of goodwill and long-lived asset impairments recorded during the nine months ended September 30, 2015. See Notes 12 and 14 for information on the impairments recorded.

Pro forma information for Talen Energy Supply for the periods ended September 30, as if the acquisition had occurred January 1, 2014, is as follows:

	Nine Months
	Operating Revenues	Income (Loss) from Continuing Operations After Tax
2015:
Pro forma	$3,723	$235
2014:
Pro forma	2,361	47

Sapphire
Components of Discontinued Operations

Following are the components of discontinued operations since the June 1 acquisition, on the Statements of Income for the period ended September 30, 2015.

Nine Months
Operating revenues	$44
Operating expenses	34
Impairment (a)	109

Income (loss) before income taxes	(99)
Income tax expense	38

Income (loss) from Discontinued Operations (net of income taxes)	$(61)

(a)	See Notes 12 and 14 for additional information on this non-cash charge.

Talen Montana Hydro Sale
Components of Discontinued Operations

Following are the components of discontinued operations on the Statement of Income for the period ended September 30, 2014.

Nine Months
Operating revenues	$103
Interest expense (a)	6
Income (loss) before income taxes (b)	20
Income (Loss) from Discontinued Operations (net of income taxes) (b)	10

(a)	Represents allocated interest expense based upon the discontinued operations share of the net assets of Talen Energy Supply.
(b)	Includes an impairment charge related to the Kerr Dam Project. See Note 12 for additional information on this non-cash charge.